Annual Total Returns[BarChart] - International Select - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(15.24%)	15.48%	38.22%	5.35%	(4.05%)	5.20%	22.88%	(8.27%)	19.04%	29.71%